Other Comprehensive Income (Details) - Schedule of Company’s Controlling Interest, Net of Tax - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Controlling Interest Net of Tax [Abstract]
Owners of the Company	S/ 28,751	S/ (28,562)	S/ (5,655)
Non-controlling interest	137	(99)	218
Total value in OCI	S/ 28,888	S/ (28,661)	S/ (5,437)